Presentation and preparation of the consolidated financial statements and significant accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Data processing equipment | Bottom of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Data processing equipment | Top of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Building leases [Member] | Bottom of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Building leases [Member] | Top of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Machinery and equipment | Bottom of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Machinery and equipment | Top of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Other assets [member] | Bottom of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Other assets [member] | Top of range
Accounting Polices [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years